SHARE IN LOSSES OF AFFILIATED COMPANIES	12 Months Ended
Dec. 31, 2021
Share In Losses Of Affiliated Companies
SHARE IN LOSSES OF AFFILIATED COMPANIES

NOTE 22 - SHARE IN LOSSES OF AFFILIATED COMPANIES

	Year ended December 31
	2021	2020

Impairment of investment in Antigen COVID Test Killer see note 5.b.	$1,040	$1,200
Impairment of investment in Bio Imagery Ltd. see note 5.c.	618	-
Share in losses of affiliated companies	$1,658	$1,200